Cover Page	Jan. 13, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 13, 2020
Entity Registrant Name	ALLIANCEBERNSTEIN HOLDING L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09818
Entity Tax Identification Number	13-3434400
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	969-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Units rep. assignments of beneficial ownership of limited partnership interests in AB Holding
Trading Symbol	AB
Security Exchange Name	NYSE
Entity Central Index Key	0000825313
Amendment Flag	false